Derivatives (Details) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2017 USD ($) MWh t	Mar. 31, 2016 USD ($)	Dec. 31, 2016 USD ($) t	Dec. 31, 2015 USD ($)	Dec. 31, 2014 USD ($)
Derivative [Line Items]
Derivative asset | $	$ 1,610
Derivative liability | $	14,915
Recognized loss on derivative instruments | $	$ 16,137	$ (353)	$ (3,487)	$ (1,600)	$ (179)
LME Swap [Member]
Derivative [Line Items]
Other forward delivery contracts to sell primary aluminum (in tonnes)	52,590
Other forward delivery contracts to sell primary aluminum, settled monthly (in tonnes)	49,500
Price Swap [Member]
Derivative [Line Items]
Open position to offset fixed prices	7,931
Glencore [Member]
Derivative [Line Items]
Other forward delivery contracts to sell primary aluminum (in tonnes)			60,600
Glencore [Member] | LME Swap [Member]
Derivative [Line Items]
Other forward delivery contracts to sell primary aluminum (in tonnes)	48,540
Grundartangi [Member] | Power Price Swap [Member]
Derivative [Line Items]
Percentage of power purchases included in forward price contract (percent)	4.00%
Power available | MWh	256,200